MainGate Trust

MainGate MLP Fund (the “Fund”)

Supplement dated January 23, 2020 to the Fund’s
Summary Prospectus dated March 31, 2019

The section Portfolio Management is supplemented to reflect that the Fund’s current portfolio managers are Matthew G. Mead and Geoffrey P. Mavar.